Finance costs	12 Months Ended
Dec. 31, 2022
Finance costs [Abstract]
Finance costs
8.	Finance costs

	2022	2021	2020
	£’000	£’000	£’000
Interest on lease liabilities (Note 12)	1,796	1,732	2,401
Interest expense on financial liabilities measured at amortized cost	4,503	4,081	708
Loss from change in fair value of embedded derivative asset	—	—	266
Loss on derecognition of financial liabilities measured at amortized cost	1,393	—	—
	7,692	5,813	3,375

Interest expenses on financial liabilities measured at amortized cost in the year ended December 31, 2022, and 2021 primarily relate to the Oxford Finance debt agreement entered into in November 2020. Following repayment of the loan to Oxford Finance in November 2022, the Group began to incur interest expenses under a new loan agreement with Pharmakon. The loss on derecognition of financial liabilities measured at amortised cost in the year ended December 31, 2022, primarily represents the loss arising on the early repayment of the loan to Oxford Finance compared to the amortized cost carrying value.